CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 45,203	$ 65,237
Available-for-sale marketable securities	15,742	42,573
Short-term bank deposits	255,454	93,151
Trade receivables (net of allowance for doubtful accounts and sales reserves in a total amount of $ 1,770 and $ 1,993 in 2018 and 2017, respectively)	17,166	16,150
Other current assets and prepaid expenses	7,071	14,574
Inventories	18,401	18,772
Total current assets	359,037	250,457
LONG-TERM INVESTMENTS:
Available-for-sale marketable securities	84,669	54,427
Long-term bank deposits		88,911
Severance pay fund	2,973	3,251
Total long-term investments	87,642	146,589
Property and equipment, net	23,677	23,642
Intangible assets, net	9,467	10,415
Goodwill	32,174	32,174
Other long-term assets	20,724	8,133
Total assets	532,721	471,410
CURRENT LIABILITIES:
Trade payables	4,483	5,367
Deferred revenues	83,955	69,829
Employees and payroll accruals	17,505	16,470
Other payables and accrued expenses	12,091	15,704
Total current liabilities	118,034	107,370
LONG-TERM LIABILITIES:
Deferred revenues	43,796	43,482
Other long-term liabilities	6,934	5,202
Total long-term liabilities	50,730	48,684
Share capital -
Ordinary shares of NIS 0.05 par value - Authorized: 60,000,000 at December 31, 2018 and 2017; Issued: 56,293,017 and 53,884,864 shares at December 31, 2018 and 2017, respectively; Outstanding: 46,347,403 and 44,133,954 shares at December 31, 2018 and 2017, respectively	693	673
Additional paid-in capital	383,536	349,250
Treasury stock (9,945,614) and (9,750,910) of Ordinary shares at December 31, 2018 and 2017, respectively	(120,717)	(116,442)
Accumulated other comprehensive loss	(1,110)	(443)
Retained earnings	101,555	82,318
Total shareholders' equity	363,957	315,356
Total liabilities and shareholders' equity	$ 532,721	$ 471,410